HIGH-YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL
   AMOUNT    ------------------------------------------------- -------------
                                                                   VALUE


CORPORATE BONDS--92.0%
             AEROSPACE & DEFENSE--0.5%
-------------
    $500,000 (b) Aviation Sales Co., Sr. Sub. Note, 8.125%,         $491,250
             2/15/2008
-------------
   1,725,000 Tracor, Inc., Sr. Sub. Note, 8.50%, 3/1/2007          1,880,250
-------------
                 Total                                             2,371,500
-------------
             AUTOMOTIVE--2.2%
-------------
   1,600,000 (b) Accuride Corp., Sr. Sub. Note, 9.25%,             1,608,000
             2/1/2008
-------------
     976,000 Aftermarket Technology Co., Sr. Sub. Note,            1,080,920
             12.00%, 8/1/2004
-------------
     155,000 Aftermarket Technology Co., Sr. Sub. Note,
             Series D, 12.00%, 8/1/2004                              171,662
-------------
   3,650,000 Collins & Aikman Products Co., Sr. Sub. Note,
             11.50%, 4/15/2006                                     4,083,437
-------------
     600,000 Lear Corp., Sub. Note, 9.50%, 7/15/2006                 657,000
-------------
     750,000 Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002          755,625
-------------
     550,000 OshKosh Truck Corp., Sr. Sub., 8.75%, 3/1/2008          558,250
-------------
     625,000 Oxford Automotive, Inc., Sr. Sub. Note, 10.125%,        648,438
             6/15/2007
-------------
                 Total                                             9,563,332
-------------
             BANKING--1.3%
-------------
   4,675,000 First Nationwide Escrow Corp., Sr. Sub. Note,
             10.625%, 10/1/2003                                    5,271,062
-------------
     500,000 First Nationwide Holdings, Inc., Sr. Sub. Note,
             9.125%, 1/15/2003                                       521,250
-------------
                 Total                                             5,792,312
-------------
             BEVERAGE & TOBACCO--0.4%
-------------
   1,800,000 Dimon, Inc., Sr. Note, 8.875%, 6/1/2006               1,800,000
-------------
             BROADCAST RADIO & TV--7.9%
-------------
   1,775,000 ACME Television, LLC, Sr. Disc. Note, 0/10.875%,      1,473,250
             9/30/2004
-------------
   2,800,000 (b) Big City Radio, Inc., Sr. Disc. Note,             2,128,000
             0/11.25%, 3/15/2005
-------------
   1,150,000 Capstar Broadcasting Partners, Inc., Sr. Sub.
             Note, 9.25%, 7/1/2007                                 1,210,375
-------------
   1,850,000 Chancellor Media Corp., Company Guarantee,
             10.50%, 1/15/2007                                     2,053,500
-------------
   3,125,000 Chancellor Media Corp., Sr. Sub. Note, 8.125%,        3,171,875
             12/15/2007
-------------
   1,675,000 Chancellor Media Corp., Sr. Sub. Note, 8.75%,         1,750,375
             6/15/2007
-------------
   1,250,000 Chancellor Media Corp., Sr. Sub. Note, 9.375%,        1,318,750
             10/1/2004
-------------
   1,250,000 Cumulus Media, Inc., Sr. Sub. Note, 10.375%,          1,268,750
             7/1/2008
-------------
   5,325,000 Fox/Liberty Networks, LLC, Sr. Disc. Note,            3,674,250
             0/9.75%, 8/15/2007
-------------
     750,000 Fox/Liberty Networks, LLC, Sr. Note, 8.875%,            766,875
             8/15/2007
-------------
     550,000 Lamar Advertising Co., Sr. Sub. Note, 8.625%,           563,750
             9/15/2007
-------------
   1,300,000 Lamar Advertising Co., Sr. Sub. Note, 9.625%,         1,399,125
             12/1/2006
-------------
   4,450,000 Outdoor Systems, Inc., Sr. Sub. Note, 8.875%,         4,650,250
             6/15/2007
-------------
   1,250,000 SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%,        1,384,375
             5/15/2006
-------------
   2,000,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,        2,155,000
             10.00%, 9/30/2005
-------------
   2,000,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,        2,070,000
             8.75%, 12/15/2007
-------------
   1,050,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,        1,097,250
             9.00%, 7/15/2007
-------------
     100,000 Sullivan Broadcast Holdings Inc., Deb., 13.25%,         168,500
             12/15/2006
-------------
   1,575,000 Sullivan Broadcast Holdings Inc., Sr. Sub. Note,
             10.25%, 12/15/2005                                    1,803,596
-------------
   1,050,000 Young Broadcasting, Inc., Sr. Sub. Note, 9.00%,       1,110,375
             1/15/2006
-------------
                 Total                                            35,218,221
-------------
             BUILDING & DEVELOPMENT--1.0%
-------------
   1,200,000 American Architectural Products Corp., Sr. Note,
             11.75%, 12/1/2007                                     1,242,000
-------------
   1,250,000 American Builders & Contractors Supply Co.,
             Inc., Sr. Sub. Note, 10.625%, 5/15/2007               1,256,250
-------------
     500,000 Building Materials Corp. of America, Sr. Note,
             8.00%, 10/15/2007                                       505,000
-------------
   1,350,000 Building Materials Corp. of America, Sr. Note,
             8.625%, 12/15/2006                                    1,404,000
-------------
                 Total                                             4,407,250
-------------
             BUSINESS EQUIPMENT & SERVICES--2.2%
-------------
   2,000,000 (b)American Business Information, Sr. Sub. Note,      2,020,000
             9.50%, 6/15/2008
-------------
   1,875,000 Dialog Corp. PLC, Sr. Sub. Note, 11.00%,              2,062,500
             11/15/2007
-------------
     750,000 Electronic Retailing Systems International,
             Inc., Sr. Disc. Note, 0/13.25%, 2/1/2004                333,750
-------------
   1,575,000 Fisher Scientific International, Inc., Sr. Sub.
             Note, 9.00%, 2/1/2008                                 1,575,000
-------------
   2,250,000 (b)U.S. Office Products Co., Sr. Sub. Note,           2,275,313
             9.75%, 6/15/2008
-------------
     951,000 United Stationers Supply Co., Sr. Sub. Note,          1,088,895
             12.75%, 5/1/2005
-------------
     500,000 (b) United Stationers Supply Co., Sr. Sub. Note,
             8.375%, 4/15/2008                                       502,500
-------------
                 Total                                             9,857,958
-------------
             CABLE TELEVISION--10.5%
-------------
       8,980 Australis Media Ltd., Sr. Disc. Note,  0/15.75%,          1,212
             5/15/2003
-------------
     525,000 Australis Media Ltd., Unit, 0/14.00%, 5/15/2003          70,875
-------------
     900,000 CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007        954,000
-------------
   1,350,000 CSC Holdings, Inc., Sr. Sub. Deb., 9.875%,            1,495,125
             2/15/2013
-------------
   2,300,000 CSC Holdings, Inc., Sr. Sub. Note, 9.25%,             2,472,500
             11/1/2005
-------------
     325,000 CSC Holdings, Inc., Sr. Sub. Note, 9.875%,              357,500
             5/15/2006
-------------
     575,000 Charter Communications Holdings, Inc., Sr. Disc.
             Note, 0/14.00%, 3/15/2007                               474,375
-------------
   1,450,000 Charter Communications Southeast, L.P., Sr.
             Note, 11.25%, 3/15/2006                               1,616,750
-------------
     250,000 Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012        320,000
-------------
   1,850,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005       1,984,125
-------------
     825,000 Comcast UK Cable, Deb., 0/11.20%, 11/15/2007            693,000
-------------
   4,675,000 Diamond Cable Communications PLC, Sr. Disc.
             Note, 0/10.75%, 2/15/2007                             3,459,500
-------------
     425,000 Diamond Cable Communications PLC, Sr. Disc.
             Note, 0/11.75%, 12/15/2005                              353,812
-------------
   1,725,000 (b) Diva Systems Corp., Unit, 0/12.625%, 3/1/2008       819,375
-------------
   3,575,000 EchoStar Satellite Broadcasting Corp., Sr. Disc.
             Note, 0/13.125%, 3/15/2004                            3,306,875
-------------
   1,000,000 International Cabletel, Inc., Sr. Defd. Cpn.
             Note, 0/10.875%, 10/15/2003                             997,500
-------------
   3,800,000 International Cabletel, Inc., Sr. Defd. Cpn.
             Note, 0/11.50%, 2/1/2006                              3,135,000
-------------
     400,000 International Cabletel, Inc., Sr. Disc. Note,           354,000
             0/12.75%, 4/15/2005
-------------
   1,400,000 Lenfest Communications Inc., Sr. Note, 8.375%,        1,494,500
             11/1/2005
-------------
   1,850,000 (b) Lenfest Communications Inc., Sr. Sub. Note,
             8.25%, 2/15/2008                                      1,928,625
-------------
   6,250,000 (b) NTL, Inc., Sr. Defd. Cpn. Note, 0/9.75%,          4,093,750
             4/1/2008
-------------
   1,900,000 Pegasus Communications Corp., Sr. Note, 9.625%,       1,966,500
             10/15/2005
-------------
     825,000 Pegasus Media, Note, 12.50%, 7/1/2005                   936,375
-------------
     675,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority
             Note, 10.00%, 12/1/2007                                 752,625
-------------
   1,525,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority
             Note, 10.00%, 3/15/2005                               1,700,375
-------------
   1,400,000 Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,         1,617,000
             11.00%, 12/1/2015
-------------
   6,400,000 TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007     5,312,000
-------------
   2,400,000 UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%,      1,452,000
             5/15/2006
-------------
   3,900,000 United International Holdings, Inc., Sr. Secd.
             Disc. Note, 0/10.75%, 2/15/2008                       2,437,500
-------------
                 Total                                            46,556,774
-------------
             CHEMICALS & PLASTICS--2.5%
-------------
     600,000 Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%,          609,000
             12/15/2005
-------------
   1,600,000 Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%,        1,680,000
             9/15/2008
-------------
     400,000  Foamex L.P., Sr. Sub. Note, 13.50%, 8/15/2005          464,000
-------------
     600,000 ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003          625,500
-------------
   1,108,000 ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002         1,168,940
-------------
   1,850,000 (b) Polymer Group, Inc., Sr. Sub. Note, 8.75%,        1,854,625
             3/1/2008
-------------
   3,150,000 Polymer Group, Inc., Sr. Sub. Note, 9.00%,            3,213,000
             7/1/2007
-------------
     725,000 RBX Corp., Sr. Sub. Note, Series B, 11.25%,             442,250
             10/15/2005
-------------
   1,700,000 Sterling Chemicals Holdings, Inc., Sr. Disc.
             Note, 0/13.50%, 8/15/2008                               977,500
-------------
                 Total                                            11,034,815
-------------
             CLOTHING & TEXTILES--1.8%
-------------
   1,000,000 Collins & Aikman Floorcoverings, Inc., Sr. Sub.
             Note, 10.00%, 1/15/2007                               1,055,000
-------------
     675,000 Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007         648,000
-------------
     750,000 GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007             783,750
-------------
   1,625,000 Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007       1,746,875
-------------
   1,575,000 Pillowtex Corp., Sr. Sub. Note, 10.00%,               1,693,125
             11/15/2006
-------------
   1,900,000 Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007     1,961,750
-------------
                 Total                                             7,888,500
-------------
             CONGLOMERATES--0.4%
-------------
   1,950,000 (b) Eagle Picher Industries, Inc., Sr. Sub.           1,979,250
             Note, 9.375%, 3/1/2008
-------------
             CONSUMER PRODUCTS--5.3%
-------------
   1,150,000 American Safety Razor Co., Sr. Note, 9.875%,          1,227,625
             8/1/2005
-------------
   1,250,000 Amscan Holdings, Inc., Sr. Sub. Note, 9.875%,         1,268,750
             12/15/2007
-------------
   1,900,000 (b) Chattem, Inc., Sr. Sub. Note, 8.875%,             1,881,000
             4/1/2008
-------------
   1,050,000 (b) Diamond Brands Operating Corp., Sr. Sub.
             Note, 10.125%, 4/15/2008                              1,055,250
-------------
     925,000 (b) Diamond Brands, Inc., Sr. Disc. Deb.,               499,500
             0/12.875%, 4/15/2009
-------------
     800,000 Herff Jones, Inc., Sr. Sub. Note, 11.00%,               876,000
             8/15/2005
-------------
     475,000 Hosiery Corp. of America, Inc., Sr. Sub. Note,          524,875
             13.75%, 8/1/2002
-------------
     625,000 ICON Fitness Corp., Sr. Disc. Note, 0/14.00%,           190,625
             11/15/2006
-------------
     350,000 ICON Health & Fitness, Inc., Sr. Sub. Note,             351,750
             13.00%, 7/15/2002
-------------
     950,000 NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007            969,000
-------------
   2,170,000 Playtex Family Products Corp., Sr. Sub. Note,         2,235,100
             9.00%, 12/15/2003
-------------
     250,000 Playtex Products, Inc., Sr. Note, 8.875%,               257,500
             7/15/2004
-------------
   5,700,000 Revlon Consumer Products Corp., Sr. Sub. Note,
             8.625%, 2/1/2008                                      5,728,500
-------------
     425,000 (b) Sealy Corporation, Sr. Sub. Note, 9.875%,           435,625
             12/15/2007
-------------
   1,100,000 (b) Sealy Mattress Co., Sr. Sub. Disc. Note,
             0/10.875%, 12/15/2007                                   720,500
-------------
   1,175,000 Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006         1,263,125
-------------
   1,000,000 (b) Styling Technology Corp., Sr. Sub. Note,          1,007,500
             10.875%, 7/1/2008
-------------
     800,000 Syratech Corp., Sr. Note, 11.00%, 4/15/2007             712,000
-------------
   2,175,000 (b) The Boyds Collection, Ltd., Sr. Sub. Note,        2,180,437
             9.00%, 5/15/2008
-------------
                 Total                                            23,384,662
-------------
             CONTAINER & GLASS PRODUCTS--0.7%
-------------
   1,000,000 Plastic Containers, Inc., Sr. Secd. Note,             1,080,000
             10.00%, 12/15/2006
-------------
   2,100,000 Tekni-Plex, Inc., Sr. Sub. Note, 9.25%, 3/1/2008      2,110,500
-------------
                 Total                                             3,190,500
-------------
             ECOLOGICAL SERVICES & EQUIPMENT--1.2%
-------------
   4,075,000 Allied Waste Industries, Inc., Sr. Disc. Note,        3,005,312
             0/11.30%, 6/1/2007
-------------
   2,175,000 Allied Waste North America, Inc., Company
             Guarantee, 10.25%, 12/1/2006                          2,395,219
-------------
                 Total                                             5,400,531
-------------
             ELECTRONICS--1.1%
-------------
     600,000 Fairchild Semiconductor Corp., Sr. Sub.,                615,000
             10.125%, 3/15/2007
-------------
     775,000 (b) PX Escrow Corp., Sr. Sub. Disc. Note,               559,938
             0/9.625%, 2/1/2006
-------------
   2,500,000 (b)Telecommunications Techniques Co., LLC, Sr.
             Sub. Note, 9.75%, 5/15/2008                           2,568,750
-------------
   1,300,000 Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007      1,280,500
-------------
                 Total                                             5,024,188
-------------
             FARMING & AGRICULTURE--0.2%
-------------
     850,000 (b) Purina Mills, Inc., Sr. Sub. Note, 9.00%,           875,500
             3/15/2010
-------------
             FINANCIAL INTERMEDIARIES--0.3%
-------------
   1,100,000 ContiFinancial Corp., Sr. Note, 8.125%, 4/1/2008      1,115,081
-------------
             FOOD & DRUG RETAILERS--1.4%
-------------
   1,125,000 Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%,      1,260,000
             11/15/2005
-------------
     525,000 Community Distributors, Inc., Sr. Note, 10.25%,         532,875
             10/15/2004
-------------
   1,450,000 DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007          1,446,375
-------------
   2,125,000 Jitney-Jungle Stores of America, Inc., Sr. Sub.
             Note, 10.375%, 9/15/2007                              2,279,062
-------------
     850,000 Stater Brothers Holdings, Inc., Sr. Sub. Note,          875,500
             9.00%, 7/1/2004
-------------
                 Total                                             6,393,812
-------------
             FOOD PRODUCTS--2.1%
-------------
   1,325,000 Aurora Foods, Inc., Sr. Sub. Note, 9.875%,            1,411,125
             2/15/2007
-------------
   1,500,000 (b)Aurora Foods, Inc., Sr. Sub. Note, Series E,       1,530,000
             8.75%, 7/1/2008
-------------
     900,000 Curtice-Burns Foods, Inc., Sr. Sub. Note,               990,000
             12.25%, 2/1/2005
-------------
   1,350,000 (b) Eagle Family Foods, Inc., Sr. Sub. Note,          1,319,625
             8.75%, 1/15/2008
-------------
   2,375,000 International Home Foods, Inc., Sr. Sub. Note,
             10.375%, 11/1/2006                                    2,588,750
-------------
   1,150,000 Van de Kamp's, Inc., Sr. Sub. Note, 12.00%,           1,316,750
             9/15/2005
-------------
                 Total                                             9,156,250
-------------
             FOOD SERVICES--0.9%
-------------
   1,100,000 AmeriServe Food Distribution, Inc., Sr. Note,
             8.875%, 10/15/2006                                    1,111,000
-------------
   2,900,000 AmeriServe Food Distribution, Inc., Sr. Sub.
             Note, 10.125%, 7/15/2007                              2,997,875
-------------
     100,000 Nebco Evans Holding Co., Sr. Disc. Note,                 69,500
             0/12.375%, 7/15/2007
-------------
                 Total                                             4,178,375
-------------
             FOREST PRODUCTS--1.3%
-------------
     600,000 Container Corp. of America, Sr. Note, 11.25%,           651,000
             5/1/2004
-------------
   1,500,000 Four M Corp., Sr. Note, 12.00%, 6/1/2006              1,612,500
-------------
     850,000 S. D. Warren Co., Sr. Sub. Note, 12.00%,                945,625
             12/15/2004
-------------
   1,175,000 Stone Container Corp., Sr. Note, 11.50%,              1,266,063
             10/1/2004
-------------
   1,100,000 Stone Container Corp., Sr. Note, 12.58%, 8/1/2016     1,232,000
-------------
                 Total                                             5,707,188
-------------
             HEALTHCARE--3.8%
-------------
     500,000 Alliance Imaging, Inc., Sr. Sub. Note, 9.625%,          507,500
             12/15/2005
-------------
   1,750,000 CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008         1,750,000
-------------
   2,325,000 Dade International, Inc., Sr. Sub. Note,              2,627,250
             11.125%, 5/1/2006
-------------
   1,200,000 (b) Everest Healthcare Services Corp., Sr. Sub.
             Note, 9.75%, 5/1/2008                                 1,230,000
-------------
   1,200,000 Genesis Health Ventures, Inc., Sr. Sub. Note,         1,218,000
             9.25%, 10/1/2006
-------------
     650,000 (b) Hudson Respiratory Care, Inc., Sr. Sub.
             Note, 9.125%, 4/15/2008                                 620,750
-------------
     275,000 (b) Oxford Health Plans, Inc., Sr. Note, 11.00%,        281,875
             5/15/2005
-------------
   1,050,000 Tenet Healthcare Corp., Sr. Note, 8.00%,              1,081,259
             1/15/2005
-------------
   1,650,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.625%,        1,711,875
             1/15/2007
-------------
   5,600,000 (b) Tenet Healthcare Corp., Sr. Sub., 8.125%,         5,656,000
             12/1/2008
-------------
                 Total                                            16,684,509
-------------
             HOME PRODUCTS & FURNISHINGS--0.6%
-------------
   1,825,000 Falcon Building Products, Inc., Sr. Sub. Disc.
             Note, 0/10.50%, 6/15/2007                             1,222,750
-------------
     375,000 Falcon Building Products, Inc., Sr. Sub. Note,          371,250
             9.50%, 6/15/2007
-------------
     800,000 Werner Enterprises, Inc., Sr. Sub. Note, 10.00%,        836,000
             11/15/2007
-------------
                 Total                                             2,430,000
-------------
             HOTELS, MOTELS, INNS & CASINOS--0.2%
-------------
     975,000 Courtyard by Marriott II LP, Sr. Note, 10.75%,        1,074,937
             2/1/2008
-------------
             INDUSTRIAL PRODUCTS & EQUIPMENT--4.3%
-------------
   1,450,000 Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007      1,533,375
-------------
   1,200,000 Anchor Lamina, Inc., Sr. Sub. Note, 9.875%,           1,176,000
             2/1/2008
-------------
   1,450,000 Cabot Safety Acquisition Corp., Sr. Sub. Note,
             12.50%, 7/15/2005                                     1,634,875
-------------
   1,650,000 Continental Global Group, Inc., Sr. Note,             1,724,250
             11.00%, 4/1/2007
-------------
   1,500,000 Euramax International PLC, Sr. Sub. Note,             1,627,500
             11.25%, 10/1/2006
-------------
     600,000 (b) Grove Worldwide, LLC, Sr. Sub. Note, 9.25%,         597,000
             5/1/2008
-------------
     520,000 Hawk Corp., Sr. Note, 10.25%, 12/1/2003                 566,800
-------------
   1,400,000 (b) JTM Industries, Inc., Sr. Sub. Note, 10.00%,      1,428,000
             4/15/2008
-------------
     575,000 Johnstown America Industries, Inc., Sr. Sub.
             Note, 11.75%, 8/15/2005                                 639,688
-------------
     650,000 Johnstown America Industries, Inc., Sr. Sub.
             Note, 11.75%, 8/15/2005                                 723,125
-------------
   1,200,000 MMI Products, Inc., Sr. Sub. Note, 11.25%,            1,320,000
             4/15/2007
-------------
   1,075,000 Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007        1,177,125
-------------
   1,200,000 Unifrax Investment Corp., Sr. Note, 10.50%,           1,260,000
             11/1/2003
-------------
   3,000,000 (b)WESCO Distribution, Inc., Sr. Sub. Note,           2,985,000
             9.125%, 6/1/2008
-------------
   1,100,000 (b)WESCO International, Inc., Sr. Disc. Note,           649,000
             0/11.125%, 6/1/2008
-------------
                 Total                                            19,041,738
-------------
             LEISURE & ENTERTAINMENT--4.8%
-------------
   3,042,000 AMF Bowling Worldwide, Sr. Sub. Disc. Note,
             0/12.25%, 3/15/2006                               -------------
                                                                   2,448,810
-------------
   2,925,000 Premier Parks, Inc., Sr. Disc. Note, 0/10.00%,        1,959,750
             4/1/2008
-------------
   1,325,000 Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003      1,474,063
-------------
     575,000 Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006          595,844
-------------
     325,000 Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007         354,656
-------------
   2,750,000 (a) (b) Regal Cinemas, Inc., Sr. Sub. Note,           2,791,250
             9.50%, 6/1/2008
-------------
   2,925,000 Six Flags Theme Parks, Sr. Sub. Disc. Note,           3,334,500
             12.25%, 6/15/2005
-------------
   8,025,000 Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006              8,315,906
-------------
                 Total                                            21,274,779
-------------
             MACHINERY & EQUIPMENT--1.5%
-------------
   1,650,000 Alvey Systems, Inc., Sr. Sub. Note, 11.375%,          1,794,375
             1/31/2003
-------------
   1,775,000 Clark Material Handling Corp., Sr. Note, 10.75%,      1,890,375
             11/15/2006
-------------
     925,000 (b) Columbus McKinnion Corp., Sr. Sub. Note,            918,062
             8.50%, 4/1/2008
-------------
   1,050,000 (b) National Equipment Services, Inc., Sr. Sub.
             Note, 10.00%, 11/30/2004                              1,065,750
-------------
     687,000 Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006          793,485
-------------
                 Total                                             6,462,047
-------------
             METALS & MINING--0.4%
-------------
     800,000 (b) AEI Holding Co., Inc., Sr. Note, 10.00%,            802,000
             11/15/2007
-------------
     250,000 Anker Coal Group, Inc., Sr. Note, 9.75%,                228,750
             10/1/2007
-------------
   1,000,000 Royal Oak Mines, Inc., Sr. Sub. Note, 11.00%,           855,000
             8/15/2006
-------------
                 Total                                             1,885,750
-------------
             OIL & GAS--4.2%
-------------
   1,225,000 Abraxas Petroleum Corp., Sr. Note, 11.50%,            1,267,875
             11/1/2004
-------------
   1,500,000 (b) Chiles Offshore, LLC, Sr. Note, 10.00%,           1,455,000
             5/1/2008
-------------
   1,200,000 DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007       1,164,000
-------------
   3,250,000 Dailey Petroleum Services Corp., Company
             Guarantee, 9.50%, 2/15/2008                           3,201,250
-------------
   1,550,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note,
             8.50%, 2/15/2007                                      1,472,500
-------------
   1,675,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note,
             9.50%, 11/1/2006                                      1,691,750
-------------
   1,000,000 KCS Energy, Inc., Sr. Sub. Note, 8.875%,                955,000
             1/15/2008
-------------
     475,000 (b) Nuevo Energy Co., Sr. Sub. Note, 8.875%,            483,313
             6/1/2008
-------------
   2,000,000 Ocean Energy, Inc., Sr. Sub. Note, 10.375%,           2,210,000
             10/15/2005
-------------
     850,000 Pacalta Resources Ltd., Sr. Note, 10.75%,               850,000
             6/15/2004
-------------
   1,325,000 Pride Petroleum Services, Inc., Sr. Note,             1,401,188
             9.375%, 5/1/2007
-------------
     900,000 Houston Exploration Co., Sr. Sub. Note, 8.625%,         900,000
             1/1/2008
-------------
     600,000 (b) Universal Compression Holdings, Inc., Sr.
             Disc. Note, 0/11.375%, 2/15/2009                        369,000
-------------
   2,100,000 (b) Universal Compression Holdings, Inc., Sr.
             Disc. Note, 0/9.875%, 2/15/2008                       1,333,500
-------------
                 Total                                            18,754,376
-------------
             PRINTING & PUBLISHING--1.8%
-------------
   1,450,000 Affiliated Newspaper Investments, Inc., Sr.
             Disc. Note, 0/13.25%, 7/1/2006                        1,413,750
-------------
     850,000 Garden State Newspapers, Inc., Sr. Sub. Note,           947,750
             12.00%, 7/1/2004
-------------
   1,625,000 Garden State Newspapers, Inc., Sr. Sub. Note,         1,657,500
             8.75%, 10/1/2009
-------------
   1,000,000 Hollinger International Publishing, Inc., Sr.
             Sub. Note, 9.25%, 2/1/2006                            1,050,000
-------------
     900,000 Hollinger International Publishing, Inc., Sr.
             Sub. Note, 9.25%, 3/15/2007                             945,000
-------------
     900,000 K-III Communications Corp., Company Guarantee,
             Series B, 8.50%, 2/1/2006                               924,705
-------------
   1,200,000 Ziff-Davis, Inc., Sr. Sub. Note, 8.50%, 5/1/2008      1,218,000
-------------
                 Total                                             8,156,705
-------------
             REAL ESTATE--0.3%
-------------
   1,156,000 Trizec Finance Ltd., Sr. Note, 10.875%,               1,306,280
             10/15/2005
-------------
             RETAILERS--0.2%
-------------
     975,000 Leslie's Poolmart, Inc., Sr. Note, 10.375%,           1,028,625
             7/15/2004
-------------
             SERVICES--0.9%
-------------
   1,300,000 Coinmach Corp., Sr. Note, 11.75%, 11/15/2005          1,456,000
-------------
   2,750,000 (b) SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006      2,681,250
-------------
                 Total                                             4,137,250
-------------
             STEEL--0.8%
-------------
     975,000 GS Technologies Operating Co., Inc., Sr. Note,        1,060,312
             12.00%, 9/1/2004
-------------
     825,000 GS Technologies Operating Co., Inc., Sr. Note,
             12.25%, 10/1/2005                                       915,750
-------------
   1,350,000 Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006       1,505,250
-------------
                 Total                                             3,481,312
-------------
             SURFACE TRANSPORTATION--3.2%
-------------
   1,350,000 Allied Holdings, Inc., Sr. Note, 8.625%,              1,363,500
             10/1/2007
-------------
   1,025,000 AmeriTruck Distribution Corp., Sr. Sub. Note,
             12.25%, 11/15/2005                                      599,625
-------------
   1,675,000 Chemical Leaman Corp., Sr. Note, 10.375%,             1,779,687
             6/15/2005
-------------
   1,625,000 Gearbulk Holding Limited, Sr. Note, 11.25%,           1,783,437
             12/1/2004
-------------
   1,625,000 Statia Terminals International N.V., 1st Mtg.
             Note, 11.75%, 11/15/2003                              1,706,250
-------------
   3,125,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                3,414,063
-------------
   1,500,000 Stena AB, Sr. Note, 8.75%, 6/15/2007                  1,511,250
-------------
   1,000,000 Stena Line AB, Sr. Note, 10.625%, 6/1/2008            1,018,750
-------------
   1,050,000 (b) Holt Group, Inc., Sr. Note, 9.75%, 1/15/2006      1,034,250
-------------
                 Total                                            14,210,812
-------------
             TELECOMMUNICATIONS & CELLULAR--19.1%
-------------
   2,700,000 (b) American Cellular Corp., Sr. Note, 10.50%,        2,706,750
             5/15/2008
-------------
     550,000 Arch Communications, Inc., Sr. Disc. Note,
             0/10.875%, 3/15/2008                                    308,000
-------------
   1,200,000 (b) Arch Communications, Inc., Sr. Note, 12.75%,      1,218,000
             7/1/2007
-------------
   2,725,000 Call-Net Enterprises, Inc., Sr. Disc. Note,           1,921,125
             0/9.27%, 8/15/2007
-------------
   1,850,000 Comcast Cellular Holdings, Inc., Sr. Note,            1,942,500
             9.50%, 5/1/2007
-------------
   1,550,000 E.Spire Communications, Inc., Sr. Disc. Note,
             0/12.75%, 4/1/2006                                    1,201,250
-------------
     475,000 E.Spire Communications, Inc., Sr. Disc. Note,
             0/13.00%, 11/1/2005                                     387,125
-------------
     400,000 E.Spire Communications, Inc., Sr. Note, 13.75%,         459,000
             7/15/2007
-------------
     500,000 Esprit Telecom Group PLC, Sr. Note, 11.50%,             516,875
             12/15/2007
-------------
   2,300,000 Hermes Europe Railtel  B.V., Sr. Note, 11.50%,        2,587,500
             8/15/2007
-------------
     800,000 HighwayMaster Communications, Inc., Sr. Note,
             13.75%, 9/15/2005                                       600,000
-------------
   2,375,000 ICG Holdings, Inc., Sr. Disc. Note, 0/12.50%,         1,867,344
             5/1/2006
-------------
   1,675,000 (b) IXC Communications, Inc., Sr. Sub. Note,          1,687,562
             9.00%, 4/15/2008
-------------
   2,975,000 Intermedia Communications, Inc., Sr. Disc. Note,
             0/11.25%, 7/15/2007                                   2,186,625
-------------
   3,575,000 Intermedia Communications, Inc., Sr. Disc. Note,
             0/12.50%, 5/15/2006                                   2,949,375
-------------
   1,250,000 (b) Intermedia Communications, Inc., Sr. Note,        1,271,875
             8.60%, 6/1/2008
-------------
     575,000 Intermedia Communications, Inc., Sr. Note,              590,813
             8.875%, 11/1/2007
-------------
   7,825,000 (b) Level 3 Communications, Inc., Sr. Note,           7,668,500
             9.125%, 5/1/2008
-------------
   3,100,000 McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007      2,325,000
-------------
     350,000 (b) McLeod, Inc., Sr. Note, 8.375%, 3/15/2008           350,875
-------------
   1,050,000 McLeod, Inc., Sr. Note, 9.25%, 7/15/2007              1,094,625
-------------
   1,200,000 MetroNet Communications Corp., Sr. Disc. Note,
             0/10.75%, 11/1/2007                                     789,000
-------------
   1,025,000 (b) MetroNet Communications Corp., Sr. Note,          1,158,250
             12.00%, 8/15/2007
-------------
   4,550,000 (b) MetroNet Escrow Corp., Sr. Disc. Note,            2,838,063
             0/9.95%, 6/15/2008
-------------
   3,200,000 Millicom International Cellular S. A., Sr. Disc.
             Note, 0/13.50%, 6/1/2006                              2,488,000
-------------
   1,750,000 NEXTEL Communications, Inc., Sr. Disc. Note,
             0/10.65%, 9/15/2007                                   1,194,375
-------------
   8,000,000 (b) NEXTEL Communications, Inc., Sr. Disc. Note,
             0/9.95%, 2/15/2008                                    5,190,000
-------------
   1,500,000 (b) NEXTLINK Communications, Inc., Sr. Disc.
             Note, 0/9.45%, 4/15/2008                                926,250
-------------
   2,200,000 (b) NEXTLINK Communications, Inc., Sr. Note,
             9.00%, 3/15/2008                                      2,200,000
-------------
      50,000 NEXTLINK Communications, Inc., Sr. Note, 9.625%,         51,250
             10/1/2007
-------------
   1,400,000 (b) Nextel International, Inc., Sr. Disc. Note,
             0/12.125%, 4/15/2008                                    822,500
-------------
   3,750,000 Paging Network, Inc., Sr. Sub. Note, 10.00%,          3,914,063
             10/15/2008
-------------
     500,000 Paging Network, Inc., Sr. Sub. Note, 10.125%,           522,500
             8/1/2007
-------------
   1,750,000 (b) Pathnet, Inc., Unit, 12.25%, 4/15/2008            1,863,750
-------------
   1,100,000 PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005             1,130,250
-------------
     175,000 (b) Qwest Communications International, Inc.,
             Sr. Disc. Note, 0/8.29%, 2/1/2008                       126,875
-------------
   1,775,000 Qwest Communications International, Inc., Sr.
             Disc. Note, 0/9.47%, 10/15/2007                       1,333,469
-------------
   2,500,000 Qwest Communications International, Inc., Sr.
             Note, 10.875%, 4/1/2007                               2,887,500
-------------
   4,375,000 Rogers Cantel Mobile, Inc., Sr. Sub. Note,            4,358,594
             8.80%, 10/1/2007
-------------
     675,000 Sygnet Wireless, Inc., Sr. Note, 11.50%,                742,500
             10/1/2006
-------------
     575,000 Telesystem International Wireless, Inc., Sr.
             Disc. Note, 0/10.50%, 11/1/2007                         343,563
-------------
   4,125,000 Telesystem International Wireless, Inc., Sr.
             Disc. Note, 0/13.25%, 6/30/2007                       2,732,813
-------------
   1,700,000 (b) Teligent, Inc., Sr. Disc. Note, 0/11.50%,           935,000
             3/1/2008
-------------
   1,800,000 Teligent, Inc., Sr. Note, 11.50%, 12/1/2007           1,822,500
-------------
   3,475,000 (b) Triton PCS, Inc., Sr. Disc. Note, 0/11.00%,       1,972,063
             5/1/2008
-------------
   1,100,000 (b) US Xchange, LLC, Sr. Note, 15.00%, 7/1/2008       1,135,750
-------------
   1,000,000 USA Mobile Communications, Inc., Sr. Note,              915,000
             9.50%, 2/1/2004
-------------
   2,200,000 Vanguard Cellular Systems, Inc., Deb., 9.375%,        2,321,000
             4/15/2006
-------------
     600,000 (b) Viatel, Inc., Unit, 0/12.50%, 4/15/2008             369,000
-------------
   1,825,000 (b) Viatel, Inc., Unit, 11.25%, 4/15/2008             1,925,375
-------------
                 Total                                            84,849,972
-------------
             UTILITIES--0.7%
-------------
     600,000 CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006         650,250
-------------
   1,550,000 El Paso Electric Co., 1st Mtg. Note, 9.40%,           1,792,218
             5/1/2011
-------------
   1,200,000 Niagara Mohawk Power Corp., Sr. Disc. Note,
             Series H, 0/8.50%, 7/1/2010                             831,624
-------------
                 Total                                             3,274,092
-------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST              408,949,183
             $400,145,374)
-------------

   SHARES                                                          VALUE

COMMON STOCKS--0.1%
---------------------------------------------------------------
             BROADCAST RADIO & TV--0.0%
-------------
       1,600 (a) Sullivan Broadcast Holdings Inc., Class B            48,000
-------------
             BUSINESS EQUIPMENT & SERVICES--0.0%
-------------
         750 (b) Electronic Retailing Systems International,           7,500
             Inc., Warrants
-------------
             CABLE TELEVISION--0.0%
-------------
         600 Australis Holdings Property Ltd., Warrants                    0
-------------
          27 (a)(b) CS Wireless Systems, Inc.                              0
-------------
         676 (a) Pegasus Communications Corp.                         14,196
-------------
       1,000 Pegasus Communications Corp., Warrants                   33,000
-------------
       2,400 UIH Australia/Pacific, Warrants                          13,320
-------------
         900 (a) Wireless One, Inc., Warrants                              0
-------------
                 Total                                                60,516
-------------
             CHEMICALS & PLASTICS--0.0%
-------------
         875 (a) Sterling Chemicals Holdings, Inc., Warrants          21,000
-------------
             CONSUMER PRODUCTS--0.0%
-------------
         125 (a) Hosiery Corp. of America, Inc.                          656
-------------
         500 (a)(b) IHF Capital, Inc., Warrants                        2,500
-------------
                 Total                                                 3,156
-------------
             ECOLOGICAL SERVICES & EQUIPMENT--0.0%
-------------
       5,400 (a) ICF Kaiser International, Inc., Warrants              1,350
-------------
             PRINTING & PUBLISHING--0.0%
-------------
         500 (a) Affiliated Newspaper Investments, Inc.               60,000
-------------
             STEEL--0.0%
-------------
         250 (a)(b) Bar Technologies, Inc., Warrants                  13,750
-------------
             TELECOMMUNICATIONS & CELLULAR--0.1%
-------------
       1,600 (a) Cellular Communications International, Inc.,         64,000
             Warrants
-------------
         800 HighwayMaster Communications, Inc., Warrants              2,000
-------------
       1,025 (b) MetroNet Communications Corp., Warrants              48,816
-------------
                 Total                                               114,816
-------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $102,588)          330,088
-------------

PREFERRED STOCKS--4.2%
---------------------------------------------------------------
             BANKING--0.2%
-------------
      27,000 California Federal Preferred Capital Corp., REIT
             Perpetual Pfd. Stock, Series A, 9.125%                  737,437
-------------
             BROADCAST RADIO & TV--1.7%
-------------
       1,250 (b) Benedek Communications Corp., Sr.                 1,262,500
             Exchangeable PIK
-------------
      15,735 CBS Radio Inc., Exchangeable Pfd. Stock               1,829,194
-------------
      11,001 Capstar Broadcasting Partners, Inc., Sr. Pfd.,        1,245,947
             12.00%
-------------
       1,100 Chancellor Media Corp., PIK Pfd., Series A,             158,400
             12.25%
-------------
       1,250 Cumulus Media, Inc., Cumulative Sr. Red. Pfd.
             Stk., Series A, 13.75%                                1,284,375
-------------
       3,986 SFX Broadcasting, Inc., Exchangeable Pfd. Stock,        476,327
             Series E
-------------
      13,050 Sinclair Broadcast Group, Inc., Pfd., 11.625%         1,428,975
-------------
                 Total                                             7,685,718
-------------
             CABLE TELEVISION--0.5%
-------------
         262 Echostar Communications Corp., Sr. Red. Pfd.            291,630
             Stk., 12.125%
-------------
       1,517 Pegasus Communications Corp., PIK Pfd., Series        1,715,307
             A, 12.75%
-------------
                 Total                                             2,006,937
-------------

             FOOD SERVICES--0.1%
       5,389 Nebco Evans Holding Co., Exchangeable Pfd.              547,691
             Stock, 11.25%
-------------
             HEALTHCARE--0.1%
-------------
       3,500 (b) River Holding Corp., Sr. Exchangeable PIK,          332,500
             11.50%
-------------
             INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
-------------
       1,050 Fairfield Manufacturing Co., Inc., Exchangeable       1,139,250
             Pfd. Stock
-------------
             PRINTING & PUBLISHING--1.0%
-------------
      21,250 Primedia, Inc., Exchangeable Pfd. Stock, Series H     2,071,875
-------------
      17,450 Primedia, Inc., Pfd., Series F, 9.20%                 1,788,625
-------------
       4,500 Primedia, Inc., Pfd., Series D, 10.00%                  470,250
-------------
                 Total                                             4,330,750
-------------
             TELECOMMUNICATIONS & CELLULAR--0.2%
-------------
         746 (b) NEXTEL Communications, Inc., Exchangeable
             Pfd. Stock, Series 144A, 11.125%                        772,172
-------------
         437 NEXTEL Communications, Inc., Pfd., Series D,            491,625
             13.00%
-------------
                 Total                                             1,263,797
-------------
             UTILITIES--0.1%
-------------
       3,200 El Paso Electric Co., PIK Pfd., Series A, 11.40%        353,676
-------------
             TOTAL PREFERRED STOCKS (IDENTIFIED COST              18,397,756
             $17,216,497)
-------------

(C) REPURCHASE AGREEMENTS--4.0%
---------------------------------------------------------------
 $17,890,000 BT Securities Corp., 5.87%, dated 6/30/1998, due
             7/1/1998 (AT AMORTIZED COST)                      -------------
                                                                  17,890,000
-------------
             TOTAL INVESTMENTS (IDENTIFIED COST                 $445,567,027
             $435,354,459)(D)
-------------

   (a) Non-income producing security.
=======
   (b) Denotes securities exempt from registration under the Securities
       Act of 1933, as amended, and may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines established by the Board of
       Directors.
=======
   (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
=======
   (d) The cost of investments for federal tax purposes amounts to $435,354,459. The net unrealized appreciation of investments on a federal tax basis amounts to $10,212,568 which is comprised of $14,601,067 appreciation and $4,388,499 depreciation at June 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($444,324,242) at June 30, 1998.

The following acronyms are used throughout this portfolio:

GTD        --Guaranty
LLC        --Limited Liability Corporation
LP         --Limited Partnership
PIK        --Payment in Kind
PLC        --Public Limited Company
REIT       --Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)








HIGH-YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS:
Total investments in securities, at value
(identified and tax cost $435,354,459)                          $ 445,567,027
-------------------------------------------------------------
Income receivable                                                 7,184,544
-------------------------------------------------------------
Receivable for investments sold                                   1,233,787
-------------------------------------------------------------
   Total assets                                                   453,985,358
-------------------------------------------------------------
LIABILITIES:
----------------------------------------------------
Payable for investments purchased                   $ 6,029,489
----------------------------------------------------
Income distribution payable                           3,457,057
----------------------------------------------------
Payable to bank                                         139,982
----------------------------------------------------
Accrued expenses                                         34,588
----------------------------------------------------
   Total liabilities                                              9,661,116
-------------------------------------------------------------
Net Assets for 45,047,262 shares outstanding                    $ 444,324,242
-------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------
Paid in capital                                                 $ 430,794,012
-------------------------------------------------------------
Net unrealized appreciation of investments                        10,212,568
-------------------------------------------------------------
Accumulated net realized gain on investments                      3,317,662
-------------------------------------------------------------
   Total Net Assets                                             $ 444,324,242
-------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
-------------------------------------------------------------
$444,324,242 / 45,047,262 shares outstanding                          $9.86
-------------------------------------------------------------

================================================================
(See Notes which are an integral part of the Financial
Statements)

Statement of Operations
PERIOD ENDED JUNE 30, 1998 (UNAUDITED)(A)

INVESTMENT INCOME:
Dividends                                                       $   569,956
-----------------------------------------------------------
Interest                                                          14,742,107
-----------------------------------------------------------
   Total income                                                   15,312,063
-----------------------------------------------------------
EXPENSES:
-------------------------------------------------
Custodian fees                                           12,018
-------------------------------------------------
Transfer and dividend disbursing agent fees and           6,216
expenses
-------------------------------------------------
Directors'/Trustees' fees                                 1,332
-------------------------------------------------
Auditing fees                                             2,220
-------------------------------------------------
Portfolio accounting fees                                34,816
-------------------------------------------------
Share registration costs                                     61
-------------------------------------------------
Insurance premiums                                        1,689
-------------------------------------------------
Miscellaneous                                            11,880
-------------------------------------------------
   Total expenses                                        70,232
-------------------------------------------------
        Net investment income                                     15,241,831
-----------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
-----------------------------------------------------------
Net realized gain on investments                                  3,317,662
-----------------------------------------------------------
Net change in unrealized appreciation of investments              10,212,568
-----------------------------------------------------------
   Net realized and unrealized gain on investments                13,530,230
-----------------------------------------------------------
     Change in net assets resulting from operations             $ 28,772,061
-----------------------------------------------------------

================================================================
(a) For the period from February 2, 1998 (date of initial public investment) to June 30, 1998.
================================================================
(See Notes which are an integral part of the Financial
Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                              Period Ended
                                              (unaudited)
                                                June 30,
                                                1998(a)
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------
OPERATIONS--
---------------------------------------------
Net investment income                         $  15,241,831
---------------------------------------------
Net realized gain on investments
($3,317,662 as computed for federal tax          3,317,662
purposes)
---------------------------------------------
Net change in unrealized appreciation           10,212,568
---------------------------------------------
   Change in net assets resulting from          28,772,061
operations
---------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------
Distributions from net investment income       (15,241,831 )
---------------------------------------------
   Change in net assets resulting from
distributions to                               (15,241,831 )
   shareholders
---------------------------------------------
SHARE TRANSACTIONS--
---------------------------------------------
Proceeds from sale of shares                   432,825,904
---------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions        11,773,292
declared
---------------------------------------------
Cost of shares redeemed                        (13,805,184 )
---------------------------------------------
   Change in net assets resulting from         430,794,012
share transactions
---------------------------------------------
     Change in net assets                      444,324,242
---------------------------------------------
NET ASSETS:
---------------------------------------------
Beginning of period                                      0
---------------------------------------------
End of period                                  $444,324,242
---------------------------------------------

---------------------------------------------
(a) For the period from February 2, 1998 (date of initial public investment) to June 30, 1998.
======================================================================
(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             PERIOD
                             ENDED
                             (UNAUDITED)
                              JUNE 30,
           1998(A)
NET ASSET VALUE, BEGINNING    $    10.00
OF PERIOD
-----------------------------

INCOME FROM INVESTMENT
OPERATIONS
-----------------------------
  Net investment income            0.38
-----------------------------
  Net realized and
unrealized gain (loss) on         (0.14)
  investments
-----------------------------
Total from investment              0.24
operations
-----------------------------

LESS DISTRIBUTIONS
-----------------------------
  Distributions from net          (0.38 )
investment income
-----------------------------
NET ASSET VALUE, END OF            9.86
PERIOD
-----------------------------
TOTAL RETURN (B)                  2.45%
-----------------------------

RATIOS TO AVERAGE NET ASSETS
-----------------------------
  Expenses                        0.04% *
-----------------------------
  Net investment income           8.61% *
-----------------------------

SUPPLEMENTAL DATA
-----------------------------
  Net assets, end of period     444,324
(000 omitted)
-----------------------------
  Portfolio turnover                28%
-----------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from February 2, 1998 (date of initial public investment) to June 30, 1998. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)







HIGH-YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

1. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified, open-end management investment company. The Trust consists of one portfolio, the High-Yield Bond Portfolio ("the Fund"). The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS - Listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS - It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

   FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER - Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                          PERIOD ENDED
                         JUNE 30, 1998
Shares sold                  45,255,286
Shares issued to
shareholders in payment       1,181,999
of distributions
declared
Shares redeemed             (1,390,023)
     Net change
resulting from share         45,047,262
     transactions

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE - The Adviser provides investment advisory services at no fee.

   ADMINISTRATIVE FEE - Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1998, were as follows:

          PURCHASES                                         $ 510,336,198
                                                            -------------
       ------------------------------------------------
          SALES                                              $ 99,272,552
                                                             ------------
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